Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.80	0.74
Average foreign currency exchange rate	0.77	0.76	0.78
Australian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.78	0.72
Average foreign currency exchange rate	0.77	0.74	0.75
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.20	1.06
Average foreign currency exchange rate	1.13	1.11	1.11
Argentina Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.06	0.06
Average foreign currency exchange rate	0.06	0.07	0.11
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.15	0.14
Average foreign currency exchange rate	0.15	0.15	1.16
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.12	0.11
Average foreign currency exchange rate	0.12	0.12	0.12
Japanese Yen
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.01	0.01
Average foreign currency exchange rate	0.01	0.01	0.01
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.0157	0.0147
Average foreign currency exchange rate	0.0154	0.0150	0.0200